UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

             Investment Company Act file number:      811-21480
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             THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

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(Exact name of registrant as specified in charter)

                                345 PARK AVENUE
                              NEW YORK, NY 10154

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(Address of principal executive offices)

                                             Copy to:

      Deutsche Asset Management              Sidley Austin LLP
      John H. Kim, Esq.                      John A MacKinnon, Esq.
      25 DeForest Avenue                     787 Seventh Avenue
      Summit, NJ  07901                      New York, New York 10019

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(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-4455
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Date of fiscal year end:      March 31
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Date of reporting period:     July 1, 2005 - June 30, 2006
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Item 1. Proxy Voting Record.

The Fund held no voting securities during the period covered by this report. No records are attached. For additional information on portfolio security voting, please refer to The Topiary Master Fund for Benefit Plan Investors
(BPI) LLC Form N-PX filed with the Securities and Exchange Commission.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

By:   /s/ Pamela Kiernan
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      Pamela Kiernan
      President
      August 30, 2006